Annual Total Returns - Eaton Vance Global Income Builder NextShares	Oct. 31, 2021
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Eaton Vance Global Income Builder NextShares
Bar Chart Table:
2012	11.79%
2013	22.84%
2014	3.35%
2015	3.22%
2016	4.02%
2017	16.44%
2018	(8.18%)
2019	24.22%
2020	11.00%
2021	16.08%